Interim Condensed Consolidated Statements of Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Sales	$ 768,440	$ 804,309	$ 1,438,605	$ 1,506,824
Cost of sales	613,056	655,287	1,150,929	1,225,208
GROSS MARGIN	155,384	149,022	287,676	281,616
EXPENSES
Administrative	41,466	44,478	82,269	84,409
Selling and marketing	54,279	50,427	115,983	92,392
Other operating expenses	39,842	27,359	75,607	50,718
Restructuring costs		1,319		3,236
Operating expense excluding cost of sales	135,587	123,583	273,859	230,755
Operating profit before the following	19,797	25,439	13,817	50,861
Finance costs	(28,451)	(20,123)	(51,997)	(36,436)
Change in fair value of derivative instruments and other	65,463	(62,428)	(176,536)	(130,869)
Other income, net	28,825	2,685	28,085	2,672
Profit (loss) before income taxes	85,634	(54,427)	(186,631)	(113,772)
Provision for (recovery of) income taxes	2,053	(92)	(241)	4,591
Profit (loss) from continuing operations	83,581	(54,335)	(186,390)	(118,363)
Profit (loss) after income taxes for the year from discontinued operations	(9,809)	32,885	(14,998)	55,490
PROFIT (LOSS) FOR THE PERIOD	73,772	(21,450)	(201,388)	(62,873)
Attributable to:
Shareholders of Just Energy	73,786	(21,385)	(201,354)	(62,762)
Non-controlling interest	(14)	(65)	(34)	(111)
PROFIT (LOSS) FOR THE PERIOD	$ 73,772	$ (21,450)	$ (201,388)	$ (62,873)
Earnings (loss) per share from continuing operations
Basic (in CAD per share)	$ 0.55	$ (0.38)	$ (1.33)	$ (0.80)
Diluted (in CAD per share)	0.45	(0.38)	(1.33)	(0.80)
Basic (in CAD per share)	(0.05)	0.22	(0.10)	0.35
Diluted (in CAD per share)	(0.05)	0.22	(0.10)	0.35
Basic (in CAD per share)	0.50	(0.16)	(1.43)	(0.45)
Diluted (in CAD per share)	$ 0.40	$ (0.16)	$ (1.43)	$ (0.45)